Equity Investment in Real Estate and the REITs (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Equity Method Investments [Line Items]
Equity investments in real estate and the REITs	$ 541,457,000		$ 538,749,000	$ 322,294,000
Equity Method Investment Other Than Temporary Impairment			206,000	1,394,000	0
Distributions received from equity investment	6,974,000	1,815,000	15,535,000	4,468,000	2,160,000
Contract Termination Fee			28,300,000
Deferred Revenue Recognized	2,123,000	0	5,662,000	0	0
CPA 16 [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			17.90%
REITs [Member]
Schedule Of Equity Method Investments [Line Items]
Equity investments in real estate and the REITs	454,114,000		454,012,000	245,055,000
Impairment charges	1,200,000	8,500,000	61,700,000	40,700,000	170,000,000
Net Gains Recognized As Result of Asset Sales			7,400,000
Net Gain Of Reit Fair Value			5,000,000
Merger Expenses Incurred By Reit			2,400,000
Net Loss Resulting From Prepayment Of Nonrecourse Mortgages			500,000
REITs [Member] | CPA 14 [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			0.00%	9.20%
Equity investments in real estate and the REITs				87,209,000
Net Gains Recognized As Result of Asset Sales			78,800,000
REITs [Member] | CPA 15 [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	7.90%		7.70%	7.10%
Equity investments in real estate and the REITs	92,816,000		93,650,000	87,008,000
REITs [Member] | CPA 16 [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	18.00%		17.90%	5.60%
Equity investments in real estate and the REITs	335,378,000		338,964,000	62,682,000
Equity Method Investment Other Than Temporary Impairment	300,000
Net Gain Of Reit Fair Value			28,700,000
Merger Expenses Incurred By Reit			13,600,000
Net Loss Resulting From Prepayment Of Nonrecourse Mortgages			2,800,000
REITs [Member] | CPA 17 [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	1.10%		0.90%	0.60%
Equity investments in real estate and the REITs	25,709,000		21,277,000	8,156,000
REITs [Member] | CWI [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	0.50%		0.50%	100.00%
Equity investments in real estate and the REITs	211,000		121,000	0
Real Estate [Member]
Schedule Of Equity Method Investments [Line Items]
Equity investments in real estate and the REITs	87,343,000		84,737,000	77,239,000
Impairment charges			0
Real Estate [Member] | SchulerAG [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	33.00%		33.00%
Equity investments in real estate and the REITs	21,038,000		19,958,000	20,493,000
Real Estate [Member] | Carrefour France SAS [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	46.00%		46.00%
Equity investments in real estate and the REITs	21,399,000		20,014,000	18,274,000
Real Estate [Member] | New York Times Company [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	18.00%		18.00%
Equity investments in real estate and the REITs	19,893,000		19,647,000	20,191,000
Real Estate [Member] | US Airways Group Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	75.00%		75.00%
Equity investments in real estate and the REITs	7,145,000		7,415,000	7,934,000
Real Estate [Member] | Medica France SA [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	46.00%		46.00%
Equity investments in real estate and the REITs	4,558,000		4,430,000	5,232,000
Real Estate [Member] | HologicInc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	36.00%		36.00%
Equity investments in real estate and the REITs	4,431,000		4,429,000	4,383,000
Real Estate [Member] | Childtime Childcare Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	34.00%		34.00%
Equity investments in real estate and the REITs	4,554,000		4,419,000	1,862,000
Contribution to the venture			2,100,000
Real Estate [Member] | Consolidated Systems Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	60.00%		60.00%
Equity investments in real estate and the REITs	3,358,000		3,387,000	3,388,000
Real Estate [Member] | Symphony IRI Group Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	33.00%		33.00%
Equity investments in real estate and the REITs	(109,000)		(24,000)	3,375,000
Impairment charges		8,600,000
Equity Method Investment Other Than Temporary Impairment		200,000
Distributions received from equity investment			1,400,000
Real Estate [Member] | Hellweg Die Profi Baumarkte GmbH Co Kg [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	5.00%		5.00%
Equity investments in real estate and the REITs	1,076,000		1,062,000	1,086,000
Real Estate [Member] | Federal Express Corporation [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Equity investments in real estate and the REITs				(4,272,000)
Distributions received from equity investment			5,500,000
Real Estate [Member] | Amylin Pharmaceuticals Inc [Member]
Schedule Of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage			100.00%
Equity investments in real estate and the REITs				(4,707,000)
Distributions received from equity investment			$ 17,600,000